Supplementary Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net (purchases) sales of investments classified at FVTPL
Short term investments	$ 6,352.5	$ (767.1)
Bonds	(16,016.2)	2,545.7
Preferred stocks	(293.2)	(37.3)
Common stocks	(63.6)	477.2
Net derivatives and other invested assets	380.3	395.9
Net (purchases) sales of securities classified at FVTPL	(9,640.2)	2,614.4
Changes in operating assets and liabilities
Net decrease (increase) in restricted cash and cash equivalents	393.7	(472.6)
Provision for losses and loss adjustment expenses	4,530.1	3,692.0
Provision for unearned premiums	1,455.3	2,152.2
Provision for life policy benefits	(142.4)	(167.9)
Insurance contract receivables	(1,134.9)	(1,152.9)
Insurance contract payables	625.8	1,079.8
Recoverable from reinsurers	(1,257.9)	(1,580.0)
Other receivables	(349.8)	(96.7)
Accounts payable and accrued liabilities	338.2	291.1
Other	(638.0)	(758.1)
Changes in operating assets and liabilities	(3,820.1)	(2,986.9)
Net interest and dividends received
Interest and dividends received	1,030.8	865.7
Interest paid on borrowings	(360.5)	(366.7)
Interest paid on lease liabilities	(48.1)	(54.8)
Net interest and dividends received	622.2	444.2
Net income taxes paid	$ (416.4)	$ (288.7)